Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2016
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Central Federal Corporation follows:

	2016	2015
Assets
Cash and cash equivalents	$2,197	$2,673
Investment in banking subsidiary	41,448	37,745
Investment in and advances to other subsidiary	225	222
Other assets	901	3,112
Total assets	$44,771	$43,752

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	324	285
Stockholders' equity	39,292	38,312
Total liabilities and stockholders' equity	$44,771	$43,752

	2016	2015

Interest income	$2	$1
Other income	131	291
Interest expense	185	164
Other expense	646	548
Loss before income tax and undistributed subsidiary income	(698)	(420)
Tax effect	236	1,798
Gain (loss) after income tax and undistributed subsidiary income	(462)	1,378
Equity in undistributed subsidiary income	2,089	3,099
Net income	$1,627	$4,477
Comprehensive income	$1,638	$4,417

	2016	2015
Cash flows from operating activities
Net Income	$1,627	$4,477
Adjustments:
Effect of subsidiaries' operations	(2,089)	(3,099)
Change in other assets and other liabilities	766	(980)
Net cash from (used by) operating activities	304	398
Cash flows from financing activities
Purchase of treasury shares	(30)	-
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from (used by) financing activities	(780)	(750)
Net change in cash and cash equivalents	(476)	(352)
Beginning cash and cash equivalents	2,673	3,025
Ending cash and cash equivalents	$2,197	$2,673